ACCOUNT RECEIVABLES - THIRD PARTIES, NET (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
Schedule of accounts receivable - third parties, net

	As of December 31,
	2025	2024
	US$	US$
Accounts receivable-third parties	37,603	120,631
Less: Allowance for credit losses	(753)	(3,555)
Total	36,850	117,076